Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information of long-term debt, activity [Table Text Block]
	2017	2016
	$	$

Balance - January 1	45,780	-
New debt – convertible debentures (i),(ii)	279,469	45,706
Transaction costs – convertible debentures (i),(ii)	(10,735)	(709)
New debt – revolving credit facility (iii)	147,323	-
Amortization of transaction costs	427	114
Accretion expense	1,336	669
Foreign exchange revaluation impact	708	-
Balance - December 31	464,308	45,780

Disclosure of detailed information about borrowings [text block] [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$

Convertible debentures (i),(ii)	350,000	50,000
Revolving credit facility (iii)	148,031	-
Long-term debt	498,031	50,000
Unamortized debt issuance costs	(10,903)	(594)
Unamortized accretion on convertible debentures	(22,820)	(3,626)
Long-term debt, net of issuance costs	464,308	45,780
Current portion	-	-
Non-current portion	464,308	45,780
	464,308	45,780